Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO #1 ($)	Summary Compensation Table Total for PEO #2 ($)	Compensation Actually Paid to PEO #1 ($)(1)(2)	Compensation Actually Paid to PEO #2 ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($)	Revenue ($)
2022	8,382,861	—	(19,012,038)	—	907,013	(2,114,790)	17	81	(561,919,000)	1,008,696,000
2021	6,484,064	—	(29,263,387)	—	21,246,076	217,982	151	146	(382,963,000)	638,370,000
2020	21,694,522	949,986	102,300,236	949,986	7,145,337	16,644,399	272	115	(599,392,000)	217,746,000

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO #1	PEO #2	Non-PEO NEOs
2022	David Gandler	--	John Janedis, Edgar Bronfman, Jr., Alberto Horihuela Suarez and Simone Nardi
2021	David Gandler	--	Edgar Bronfman, Jr. and Alberto Horihuela Suarez
2020	David Gandler	John Textor(a)	Edgar Bronfman, Jr. and Simone Nardi
(a)John Textor served as our Chief Executive Officer from August 8, 2018 until April 1, 2020, as our Executive Chairman from April 1, 2020 to April 29, 2020 and as a director from August 8, 2018 to July 31, 2020. From April 29, 2020 through October 30, 2020, Mr. Textor served as our Head of Studio. He resigned from all positions with the Company as of October 30, 2020.

Peer Group Issuers, Footnote [Text Block]			.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020			2021		2022
Adjustments	PEO #1	PEO #2	Average Non-PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(20,937,563)	-	(6,903,041)	(5,432,006)	(20,891,705)	(7,255,640)	(471,640)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	85,959,630	-	5,223,616	7,255,640	1,906,972	159,004	165,109
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,866,650	-	10,636,742	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,719,127	-	465,567	(32,402,476)	(1,804,638)	(15,911,093)	(1,636,967)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	997,869	-	76,179	(5,168,339)	(238,722)	(4,387,170)	(914,821)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	—	-	(611,214)
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-	-	-	-	-	447,730
TOTAL ADJUSTMENTS	80,605,713	—	9,499,063	(35,747,181)	(21,028,093)	(27,394,899)	(3,021,803)

Non-PEO NEO Average Total Compensation Amount			$ 907,013	$ 21,246,076	$ 7,145,337
Non-PEO NEO Average Compensation Actually Paid Amount			$ (2,114,790)	217,982	16,644,399
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020			2021		2022
Adjustments	PEO #1	PEO #2	Average Non-PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(20,937,563)	-	(6,903,041)	(5,432,006)	(20,891,705)	(7,255,640)	(471,640)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	85,959,630	-	5,223,616	7,255,640	1,906,972	159,004	165,109
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,866,650	-	10,636,742	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,719,127	-	465,567	(32,402,476)	(1,804,638)	(15,911,093)	(1,636,967)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	997,869	-	76,179	(5,168,339)	(238,722)	(4,387,170)	(914,821)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	—	-	(611,214)
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-	-	-	-	-	447,730
TOTAL ADJUSTMENTS	80,605,713	—	9,499,063	(35,747,181)	(21,028,093)	(27,394,899)	(3,021,803)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]			•Revenue; •Adjusted EBITDA; and •Subscribers.
Total Shareholder Return Amount			$ 17	151	272
Peer Group Total Shareholder Return Amount			81	146	115
Net Income (Loss)			$ (561,919,000)	$ (382,963,000)	$ (599,392,000)
Company Selected Measure Amount			1,008,696,000	638,370,000	217,746,000
PEO Name	John Textor	David Gandler	David Gandler	David Gandler
Additional 402(v) Disclosure [Text Block]			For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Media and Entertainment Index (the “Peer Group”) for the period commencing on October 8, 2020, the date on which our common shares commenced trading on the New York Stock Exchange, through December 31 of the applicable year in the table above, and that all dividends, if any, were reinvested. For additional details regarding our most important financial performance measures, please see the sections titled “Changes to CEO Long-Term Performance Option Design,” “Annual Performance Bonuses” and “Long-Term Equity Incentives” in our compensation discussion and analysis elsewhere in this Proxy Statement.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Subscribers
David Gandler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,382,861	$ 6,484,064	$ 21,694,522
PEO Actually Paid Compensation Amount			(19,012,038)	(29,263,387)	102,300,236
John Textor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					949,986
PEO Actually Paid Compensation Amount					949,986
PEO [Member] | David Gandler [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(27,394,899)	(35,747,181)	80,605,713
PEO [Member] | David Gandler [Member] | Adjustment, Deduction for Amounts Reported Under the Stock Awards and Option Awards Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,255,640)	(5,432,006)	(20,937,563)
PEO [Member] | David Gandler [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			159,004	7,255,640	85,959,630
PEO [Member] | David Gandler [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	8,866,650
PEO [Member] | David Gandler [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,911,093)	(32,402,476)	5,719,127
PEO [Member] | David Gandler [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,387,170)	(5,168,339)	997,869
PEO [Member] | David Gandler [Member] | Adjustment, Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | David Gandler [Member] | Adjustment, Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | John Textor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Deduction for Amounts Reported Under the Stock Awards and Option Awards Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Textor [Member] | Adjustment, Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,021,803)	(21,028,093)	9,499,063
Non-PEO NEO [Member] | Adjustment, Deduction for Amounts Reported Under the Stock Awards and Option Awards Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(471,640)	(20,891,705)	(6,903,041)
Non-PEO NEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			165,109	1,906,972	5,223,616
Non-PEO NEO [Member] | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	10,636,742
Non-PEO NEO [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,636,967)	(1,804,638)	465,567
Non-PEO NEO [Member] | Adjustment, Increase (Deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(914,821)	(238,722)	76,179
Non-PEO NEO [Member] | Adjustment, Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(611,214)	0	0
Non-PEO NEO [Member] | Adjustment, Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 447,730	$ 0	$ 0